Capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Capital Management Details [Abstract]
Share capital	$ 106,730	$ 94,500
Deficit	(115,054)	(101,609)
Credit facilities	37,644	76,472
Debentures	43,442	44,039
Convertible debentures	$ 8,751	$ 12,373